UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)      [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           1680 38th Street, Suite 800
                             Boulder, Colorado 80301
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller         Boulder, Colorado         February 10, 2005
    (Signature)                 (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     59

Form 13F Information Table Value Total:     $378,075  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                   (d/b/a Stewart Investment Advisers)

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                           FORM 13F INFORMATION TABLE

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   NAME OF ISSUER         TITLE   CUSIP           VALUE     SHRS OR   SH/   PUT/    INVESTMENT     OTHER        VOTING AUTHORITY
                          OF                     (x$1000)   PRN AMT   PRN   CALL    DISCRETION    MANAGERS
                          CLASS

                                                                                                              SOLE    SHARED   NONE
   ---------------------------------------------------------------------------------------------------------------------------------

   ALLIANT ENERGY CORP.   COM     018802108        $   124      5,000 SH           DEFINED           1                   5,000
   ---------------------------------------------------------------------------------------------------------------------------------

   AMERISOURCEBERGEN      COM     03073E105       $  3,921     73,000 SH           DEFINED           1                  73,000
   CORPORATION
   ---------------------------------------------------------------------------------------------------------------------------------

   APARTMENT INVT & MGMT  CL A    03748R101        $     3        100 SH           DEFINED           1                     100
   CO.
   ---------------------------------------------------------------------------------------------------------------------------------

   ARCHSTONE-SMITH        COM     039583109       $  4,746    150,000 SH           DEFINED           1                 150,000
   REALTY TRUST
   ---------------------------------------------------------------------------------------------------------------------------------

   ARDEN REALTY, INC.     COM     039793104       $  1,466     45,000 SH           DEFINED           1                  45,000
   ---------------------------------------------------------------------------------------------------------------------------------

   AVALON BAY             COM     053484101       $  4,336     72,000 SH           DEFINED           1                  72,000
   COMMUNITIES, INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   BERKSHIRE HATHAWAY     CL A    084670108       $ 94,449       1090 SH           DEFINED           1                    1090
   INC. CLASS A
   ---------------------------------------------------------------------------------------------------------------------------------

   BERKSHIRE HATHAWAY     CL B    084670207       $ 29,887     10,410 SH           DEFINED           1                  10,410
   INC. CLASS B
   ---------------------------------------------------------------------------------------------------------------------------------

   BLACKROCK ADVANTAGE    COM     09247A101        $    11      1,000 SH           DEFINED           1                   1,000
   TERM TRUST, INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   BLAIR CORP             COM     092828102        $     3        100 SH           DEFINED           1                     100

   ---------------------------------------------------------------------------------------------------------------------------------

   BOSTON PROPERTIES INC. COM     101121101        $   338      6,100 SH           DEFINED           1                   6,100
   ---------------------------------------------------------------------------------------------------------------------------------

   BRISTOL-MEYERS SQUIBB  COM     110122108       $  4,900    207,000 SH           DEFINED           1                 207,000
   COMPANY
   ---------------------------------------------------------------------------------------------------------------------------------

   CEDAR FAIR LP          DEPOSITO150185106        $     3        100 SH           DEFINED           1                     100
                          UNIT
   ---------------------------------------------------------------------------------------------------------------------------------

   CHELSEA PROPERTY       COM     163421100        $     7        100 SH           DEFINED           1                     100
   GROUP INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   CITIGROUP INC.         COM     172967101       $ 12,943    293,360 SH           DEFINED           1                 293,360
   ---------------------------------------------------------------------------------------------------------------------------------

   CORNERSTONE STRATEGIC  COM     21924B104        $     1        181 SH           DEFINED           1                     181
   VALUE FUND
   ---------------------------------------------------------------------------------------------------------------------------------

   CORNERSTONE TOTAL      COM     21924U102        $     1            SH           DEFINED           1
   RETURN FUND                                                     55                                                       55
   ---------------------------------------------------------------------------------------------------------------------------------

   DIAGEO PLC             SPON    25243Q205       $  5,043    100,000 SH           DEFINED           1                 100,000
                          ADR NEW
   ---------------------------------------------------------------------------------------------------------------------------------

   DUKE REALTY CORP       COM NEW 264411505        $     3        100 SH           DEFINED           1                     100
   ---------------------------------------------------------------------------------------------------------------------------------

   EAGLE MATERIALS INC.   COM     26969P108        $   357      5,000 SH           DEFINED           1                   5,000
   ---------------------------------------------------------------------------------------------------------------------------------

   EQUITY OFFICE          COM     294741103        $     3        100 SH           DEFINED           1                     100
   PROPERTIES TRUST
   ---------------------------------------------------------------------------------------------------------------------------------

   EQUITY RESIDENTIAL     SH BEN  29476L107       $  1,364     44,000 SH           DEFINED           1                  44,000
                          INT
   ---------------------------------------------------------------------------------------------------------------------------------

   FEDERATED INVESTORS,   CL B    314211103       $  4,550    160,000 SH           DEFINED           1                 160,000
   INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   FIDELITY NATIONAL      COM     316326107       $  1,467     38,500 SH           DEFINED           1                  38,500
   FINANCIAL, INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   FIRST AMERICAN         COM     318522307       $  4,933    160,000 SH           DEFINED           1                 160,000
   CORPORATION
   ---------------------------------------------------------------------------------------------------------------------------------

   FIRST INDUSTRIAL       COM     32054K103       $ 16,642    451,000 SH           DEFINED           1                 451,000
   REALTY TRUST INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   GABELLI UTILITY TRUST  COM     36240A101        $     1        100 SH           DEFINED           1                     100
   ---------------------------------------------------------------------------------------------------------------------------------

   GABLES RESIDENTIAL     SH BEN  362418105        $   683     20,000 SH           DEFINED           1                  20,000
   TRUST                  INT
   ---------------------------------------------------------------------------------------------------------------------------------

   H & R BLOCK, INC.      COM     093671105       $  2,224     45,000 SH           DEFINED           1                  45,000
   ---------------------------------------------------------------------------------------------------------------------------------

   HEALTH CARE PROPERTY   COM     421915109       $  2,444     94,000 SH           DEFINED           1                  94,000
   INVESTORS INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   HEALTH CARE REALTY     COM     421946104       $  1,445     37,000 SH           DEFINED           1                  37,000
   TRUST
   ---------------------------------------------------------------------------------------------------------------------------------

   HEINEKEN               FOREIGN 7108048         $  3,768    125,000 SH           DEFINED           1                 125,000
   ---------------------------------------------------------------------------------------------------------------------------------

   HOSPITALITY PROPERTY   COM SH  44106M102       $ 19,078    449,000 SH           DEFINED           1                 449,000
   TRUST                  BEN INT
   ---------------------------------------------------------------------------------------------------------------------------------

   HRPT PROPERTIES TRUST  COM SH  40426W101       $ 18,024  1,640,000 SH           DEFINED           1               1,640,000
                          BEN INT
   ---------------------------------------------------------------------------------------------------------------------------------

   LIBERTY PROPERTY TRUST SH BEN  531172104        $   876     22,000 SH           DEFINED           1                  22,000
                          INT
   ---------------------------------------------------------------------------------------------------------------------------------

   MACK-CALI REALTY CORP  COM     554489104        $   155      3,500 SH           DEFINED           1                   3,500
   ---------------------------------------------------------------------------------------------------------------------------------

   MARSH & MCLENNAN       COM     571748102       $  5,262    115,000 SH           DEFINED           1                 115,000
   COMPANIES, INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   MERCK & COMPANY INC.   COM     589331107       $  7,095    215,000 SH           DEFINED           1                 215,000
   ---------------------------------------------------------------------------------------------------------------------------------

   MILLS CORP             COM     601148109        $     5        100 SH           DEFINED           1                     100
   ---------------------------------------------------------------------------------------------------------------------------------

   MORGAN STANLEY EMERG   COM     61744H105        $     1        100 SH           DEFINED           1                     100
   MKT DEBT
   ---------------------------------------------------------------------------------------------------------------------------------

   NEW PLAN EXCEL REALTY  COM     648053106        $    25      1,000 SH           DEFINED           1                   1,000
   TRUST
   ---------------------------------------------------------------------------------------------------------------------------------

   PAN PACIFIC RETAIL     COM     69806L104       $  4,869     90,000 SH           DEFINED           1                  90,000
   PROPERTIES, INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   PEPSI BOTTLING GROUP   COM     713409100       $  5,430    200,000 SH           DEFINED           1                 200,000
   ---------------------------------------------------------------------------------------------------------------------------------

   PFIZER INC.            COM     717081103       $  8,140    266,000 SH           DEFINED           1                 266,000
   ---------------------------------------------------------------------------------------------------------------------------------

   POST PROPERTIES, INC.  COM     737464107       $ 14,023    469,000 SH           DEFINED           1                 469,000
   ---------------------------------------------------------------------------------------------------------------------------------

   PRENTISS PROPERTIES    SH BEN  740706106       $  8,140    226,100 SH           DEFINED           1                 226,100
   TRUST                  INT
   ---------------------------------------------------------------------------------------------------------------------------------

   PROVIDIAN FINANCIAL    COM     74406A102       $ 10,847    698,000 SH           DEFINED           1                 698,000
   CORP.
   ---------------------------------------------------------------------------------------------------------------------------------

   REGENCY CENTERS CORP.  COM     758849103       $  4,184     90,000 SH           DEFINED           1                  90,000
   ---------------------------------------------------------------------------------------------------------------------------------


   SARA LEE CORPORATION   COM     803111103       $  1,372     60,000 SH           DEFINED           1                  60,000
   ---------------------------------------------------------------------------------------------------------------------------------

   SCHERING-PLOUGH        COM     806605101       $  5,032    264,000 SH           DEFINED           1                 264,000
   CORPORATION
   ---------------------------------------------------------------------------------------------------------------------------------

   SIMON PROPERTY GROUP   COM     828806109        $   697     13,000 SH           DEFINED           1                  13,000
   INC.
   ---------------------------------------------------------------------------------------------------------------------------------

   TANGER FACTORY OUTLET  COM     875465106        $     4        100 SH           DEFINED           1                     100
   CENTERS
   ---------------------------------------------------------------------------------------------------------------------------------

   TORCHMARK CORPORATION  COM     891027104       $  6,382    120,000 SH           DEFINED           1                 120,000
   ---------------------------------------------------------------------------------------------------------------------------------

   TRIZEC PROPERTIES INC  COM     89687P107        $   176     11,000 SH           DEFINED           1                  11,000
   ---------------------------------------------------------------------------------------------------------------------------------

   UNILEVER N.V.          NY SHS  904784709       $  4,624     80,000 SH           DEFINED           1                  80,000
                          NEW
   ---------------------------------------------------------------------------------------------------------------------------------

   USG RESOURCES          COM NEW 903293405       $  1,823    100,000 SH           DEFINED           1                 100,000
   CORPORATION
   ---------------------------------------------------------------------------------------------------------------------------------

   VORNADO REALTY TRUST   SH BEN  929042109       $  1,943     31,000 SH           DEFINED           1                  31,000
   INC.                   INT
   ---------------------------------------------------------------------------------------------------------------------------------

   WASHINGTON MUTUAL      COM     939322103       $  7,972    204,000 SH           DEFINED           1                 204,000
   ---------------------------------------------------------------------------------------------------------------------------------

   WESCO FINANCIAL CORP   COM     950817106       $  3,016      8,580 SH           DEFINED           1                   8,580
   ---------------------------------------------------------------------------------------------------------------------------------

   YUM! BRANDS INC.       COM     988498101       $ 23,989    590,000 SH           DEFINED           1                 590,000
   ---------------------------------------------------------------------------------------------------------------------------------
